Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Summary of Property and Equipment, Net

	As of December 31,
	2021	2022
	RMB	RMB	US$
Leasehold improvements	30,250	32,634	4,731
Machinery and electronic equipment	22,547	29,061	4,214
Transportation equipment	3,643	3,249	471
Office equipment	2,511	2,641	383
Construction in progress	1,720	1,885	273
Mold and tooling	—	2,290	332

	60,671	71,760	10,404
Less: accumulated depreciation	(25,223)	(23,240)	(3,369)
Less: accumulated impairment	(1,627)	(1,460)	(212)

	33,821	47,060	6,823